Fair Value Measurement - Assets and liabilities measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Equity securities with readily determinable fair value	¥ 12,966	¥ 28,452
Recurring
Assets
Short-term investments	18,026,310	19,157,428
Long-term financial instruments	50,615
Equity securities with readily determinable fair value	12,966	28,452
Total assets	18,089,891	19,185,880
Recurring | Level 1
Assets
Equity securities with readily determinable fair value	12,966	28,452
Total assets	12,966	28,452
Recurring | Level 2
Assets
Short-term investments	18,026,310	19,157,428
Long-term financial instruments	50,615
Total assets	¥ 18,076,925	¥ 19,157,428